Fair Value Measurements	6 Months Ended
Jun. 30, 2014
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 7. Fair Value Measurements

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

      Observable inputs are inputs that are developed using market data, such as publicly available information about actual events or transactions, and that reflect the assumptions that market participants would use when pricing the asset or liability. Unobservable inputs are inputs for which market data are not available and that are developed using the best information available about the assumptions that market participants would use when pricing the asset or liability. The fair value hierarchy categorizes into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date. Level 2 inputs include inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs). Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following tables summarize the Company's financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in the condensed consolidated balance sheets (in thousands):

	June 30, 2014
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$310	$-	$310
Foreign exchange forward contracts
designated as hedging instruments	197	-	197

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(430)	-	(430)
Earn-out obligation	-	(11,458)	(11,458)
	$77	$(11,458)	$(11,381)

	December 31, 2013
	Level 2	Level 3	Total
Assets:
Long term investment	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	301	-	301
Foreign exchange forward contracts
designated as hedging instruments	153	-	153

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,543)	-	(1,543)
Earn-out obligations	-	(29,025)	(29,025)
	$545	$(29,025)	$(28,480)

The following table is a reconciliation of the change for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of earn-out obligations related to acquisitions (in thousands):

Earn-out obligations
Fair value as of December 31, 2013	$29,025
Payments	(10,795)
Additions	95
Gains recognized in earnings	(6,867)
Fair value as of June 30, 2014	$11,458

The earn-out obligations are described in note 2 and are classified within level 3 because fair value is measured based on the probability-weighted present value of the consideration expected to be transferred.

The following table summarizes the condensed consolidated balance sheets classification and fair values of the Company's derivative instruments (in thousands):

		Fair Value		Notional Amount
	Balance sheet location	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$310	$301	$10,512	$12,490
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	197	153	15,288	5,760
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(430)	(1,543)	72,000	54,000
		$77	$(1,089)	$97,800	$72,250

Foreign exchange forward contracts are valued primarily based on observable inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).

As of June 30, 2014, the Company had foreign exchange forward contracts, not designated as hedging instruments in effect for the conversion of $72.0 million into €52.9 million and $10.5 million into NIS 36.8 million. These derivatives are primarily used to reduce the impact of foreign currency fluctuations on certain balance sheet exposures. With respect to such derivatives, gains of $1.2 million and $0.2 million were recognized under other income (expense) for the three-month periods ended June 30, 2014 and 2013, respectively, and gains of $0.2 million and $2.0 million were recognized under other income (expense) for the six-month periods ended June 30, 2014 and 2013, respectively. Such gains offset the revaluation of the balance sheet items, which also recorded under other income (expense).

As of June 30, 2014, the Company had foreign exchange forward contracts in effect for the conversion of $15.3 million designated as a cash flow hedge for accounting purposes. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in New Israeli Shekels. The changes in fair value of those contracts of $173 thousands and $44 thousands, for the three-month and the six-month periods ended June 30, 2014, respectively are included in the Company's accumulated other comprehensive income as of June 30, 2014. There were no material realized gains or losses with respect to those contracts during the three-month and six-month periods ended June 30, 2014. These contracts mature through December 31, 2014.

Long term investment consists of an investment in debt securities classified as available-for-sale and are recorded at fair value. The fair value is based on the sale of similar securities in the market, as well as last sales of these securities in the market (Level 2 inputs). The debt securities were sold during the first quarter of 2014.

Other financial instruments consist mainly of cash and cash equivalents, short-term bank deposits, current and non-current receivables, accounts payable and accruals. The fair value of these financial instruments approximates their carrying values.

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